Leases (Details 3) ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments | ₪			₪ 1,174
U.S. Dollars
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments | $		$ 256
Year 1
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments | ₪	₪ 413		435
Year 1 | U.S. Dollars
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments | $		129
Year 2
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments | ₪	402		413
Year 2 | U.S. Dollars
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments | $		125
Year 3
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments | ₪	7		320
Year 3 | U.S. Dollars
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments | $		2
Year 4
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments | ₪	₪ 0		₪ 6
Year 4 | U.S. Dollars
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments | $		$ 0